Note 2 - Loans and Allowance for Credit Losses - Impaired Loans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Recorded Investment, with no related allowance	$ 668
Unpaid Principal Balance, with no related allowance	665
Average Recorded Investment, with no related allowance	917
Interest Income Recognized, with no related allowance	32
Recorded Investment, with related allowance	0
Unpaid Principal Balance, with related allowance	0
Related Allowance	0
Average Recorded Investment, with related allowance	944
Interest Income Recognized, with related allowance	0
Recorded Investment	668
Unpaid Principal Balance	665
Average Recorded Investment	1,861
Interest Income Recognized	32
Commercial, Industrial and Agricultural Portfolio [Member]
Recorded Investment, with no related allowance	0
Unpaid Principal Balance, with no related allowance	0
Average Recorded Investment, with no related allowance	0
Interest Income Recognized, with no related allowance	0
Recorded Investment, with related allowance	0
Unpaid Principal Balance, with related allowance	0
Related Allowance	0
Average Recorded Investment, with related allowance	0
Interest Income Recognized, with related allowance	0
Recorded Investment	0
Unpaid Principal Balance	0
Average Recorded Investment	0
Interest Income Recognized	0
Consumer Portfolio Segment [Member]
Recorded Investment, with no related allowance	0
Unpaid Principal Balance, with no related allowance	0
Average Recorded Investment, with no related allowance	0
Interest Income Recognized, with no related allowance	0
Recorded Investment, with related allowance	0
Unpaid Principal Balance, with related allowance	0
Related Allowance	0
Average Recorded Investment, with related allowance	0
Interest Income Recognized, with related allowance	0
Recorded Investment	0
Unpaid Principal Balance	0
Average Recorded Investment	0
Interest Income Recognized	0
Residential 1 to 4 Family [Member] | Real Estate Portfolio Segment [Member]
Recorded Investment, with no related allowance	136
Unpaid Principal Balance, with no related allowance	134
Average Recorded Investment, with no related allowance	614
Interest Income Recognized, with no related allowance	7
Recorded Investment, with related allowance	0
Unpaid Principal Balance, with related allowance	0
Related Allowance	0
Average Recorded Investment, with related allowance	602
Interest Income Recognized, with related allowance	0
Recorded Investment	136
Unpaid Principal Balance	134
Average Recorded Investment	1,216
Interest Income Recognized	7
Commercial and Multifamily [Member] | Real Estate Portfolio Segment [Member]
Recorded Investment, with no related allowance	532
Unpaid Principal Balance, with no related allowance	531
Average Recorded Investment, with no related allowance	303
Interest Income Recognized, with no related allowance	25
Recorded Investment, with related allowance	0
Unpaid Principal Balance, with related allowance	0
Related Allowance	0
Average Recorded Investment, with related allowance	342
Interest Income Recognized, with related allowance	0
Recorded Investment	532
Unpaid Principal Balance	531
Average Recorded Investment	645
Interest Income Recognized	25
Construction, Land Development and Farmland [Member] | Real Estate Portfolio Segment [Member]
Recorded Investment, with no related allowance	0
Unpaid Principal Balance, with no related allowance	0
Average Recorded Investment, with no related allowance	0
Interest Income Recognized, with no related allowance	0
Recorded Investment, with related allowance	0
Unpaid Principal Balance, with related allowance	0
Related Allowance	0
Average Recorded Investment, with related allowance	0
Interest Income Recognized, with related allowance	0
Recorded Investment	0
Unpaid Principal Balance	0
Average Recorded Investment	0
Interest Income Recognized	0
Home Equity Loan [Member] | Real Estate Portfolio Segment [Member]
Recorded Investment, with no related allowance	0
Unpaid Principal Balance, with no related allowance	0
Average Recorded Investment, with no related allowance	0
Interest Income Recognized, with no related allowance	0
Recorded Investment, with related allowance	0
Unpaid Principal Balance, with related allowance	0
Related Allowance	0
Average Recorded Investment, with related allowance	0
Interest Income Recognized, with related allowance	0
Recorded Investment	0
Unpaid Principal Balance	0
Average Recorded Investment	0
Interest Income Recognized	$ 0